Borrowings (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Total	$ 24,000,000	$ 20,126,000
Year End Balance	49,486,000	49,486,000
Bank
Borrowings
Total	24,000,000	20,126,000
FHLB advances | Bank
Borrowings
Year one		10,126,000
Year three	3,000,000
Year four	3,000,000
After year four	18,000,000	10,000,000
Year one (as a percent)		1.50%
Year three (as a percent)	0.60%
Year four (as a percent)	0.90%
After year four (as a percent)	2.00%	2.50%
Amount of FHLB advances which may be called early	10,000,000
Maximum additional borrowing amount under agreement with FHLB	235,200,000
FHLB advances | Bank | Minimum
Borrowings
Percentage of outstanding mortgage loans used as security for amounts borrowed from FHLB	125.00%
FHLB advances | Bank | Maximum
Borrowings
Percentage of outstanding mortgage loans used as security for amounts borrowed from FHLB	175.00%
Subordinated notes due 2034
Borrowings
Year End Balance	25,774,000	25,774,000
Year End Weighted Rate (as a percent)	2.90%	3.00%
Subordinated notes due 2035
Borrowings
Year End Balance	$ 23,712,000	$ 23,712,000
Year End Weighted Rate (as a percent)	2.10%	2.10%